SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Agreements (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2023	Feb. 02, 2023	Sep. 29, 2022
Disclosure of detailed information about intangible assets [line items]
Write-downs of inventories		$ 0.7
U.S.
Disclosure of detailed information about intangible assets [line items]
Gain on termination of lease agreement	$ 0.7
Movantik
Disclosure of detailed information about intangible assets [line items]
Fair value estimate			$ 95.0
Hcr Collateral Management Llc [Member]
Disclosure of detailed information about intangible assets [line items]
Restricted cash transferred to collateral bank account			$ 16.0	$ 16.0